Cover Page	Apr. 29, 2021	Jan. 29, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Apr. 29, 2021
Entity Registrant Name		CATERPILLAR FINANCIAL SERVICES CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-11241
Entity Tax Identification Number		37-1105865
Entity Address, Address Line One		2120 West End Avenue
Entity Address, City or Town		Nashville
Entity Address, State or Province		TN
Entity Address, Postal Zip Code		37203-0001
City Area Code		615
Local Phone Number		341-1000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Medium-Term Notes, Series H,3.300% Notes Due 2024
Trading Symbol		CAT/24
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000764764
Amendment Flag		false